Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Estimated amortization expenses for next five years (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Other assets-Other / Other liabilities [Abstract]
2026	¥ 759
2027	90
2028	90
2029	90
2030	¥ 90